Leases - Schedule of Movement of Right of Use Asset and Depreciation (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Schedule of Movement of Right of Use Asset and Depreciation [Line Items]
Balance Beginning		$ 2,980,106	$ 2,826,607
Balance Ending		3,626,895	2,980,106	$ 2,826,607
Increases from new contracts			63,642
Increases from new contracts paid in advance		86,295	1,820
Remeasurements from existing contracts	[1]	598,087	185,514
Derecognition, reversal and disposal	[2]	(48,752)	(43,423)
Hyperinflation adjustments		(529)	(693)
Effect of exchange differences on the translation into presentation currency		11,688	(98,456)
Other changes			45,095
Accumulated Depreciation [Member]
Schedule of Movement of Right of Use Asset and Depreciation [Line Items]
Balance Beginning		1,612,996	1,377,029	1,183,463
Balance Ending		1,883,078	1,612,996	1,377,029
Depreciation		312,854	280,239	242,119
(Decreases) from new measurements		(663)		(1,190)
Derecognition and disposal	[2]	(48,752)	(28,806)	(105,459)
Hyperinflation adjustments		(215)	(90)	517
Effect of exchange differences on the translation into presentation currency		6,858
Effect of exchange differences on the translation into presentation currency			(50,625)	57,579
Other changes			35,249
Impairment [Member]
Schedule of Movement of Right of Use Asset and Depreciation [Line Items]
Balance Beginning		5,857	6,109
Balance Ending		15,465	5,857	6,109
Derecognition and disposal	[2]	(15)
Impairment loss		9,465	1,038	5,236
Effect of exchange differences on the translation into presentation currency			$ (1,290)	$ 873
Effect of exchange differences on the translation into presentation currency		$ 158

[1]	Mainly results from the extension of contract terms, indexation or lease modifications.
[2]	Mainly results from the early termination of lease contracts.